Financial Instruments - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 06, 2019 JPY (¥)	Jan. 08, 2019 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Other financial assets, for which it is difficult to reliably measure fair value		¥ 25,660
Cumulative gain on equity investments reclassified from other comprehensive income to retained earnings upon disposal	¥ 42,781	19,903
Fair value of equity investments on dates of disposal	¥ 73,875	35,435
Contingent liability, term of payments	20 years
Impact to profit or loss of 5% depreciation of JPY against the US dollar and Euro	¥ 11,057	9,635
Impact to accumulated other comprehensive income of 10% increase in market price of equity securities held	9,260	7,922
Hybrid subordinated bonds
Disclosure of detailed information about financial instruments [line items]
Notional	500,000				¥ 500,000
USD Unsecured Senior Notes
Disclosure of detailed information about financial instruments [line items]
Notional | $			$ 500	$ 200
USD Unsecured Senior Notes | Within one year
Disclosure of detailed information about financial instruments [line items]
Notional | $			200
JBIC Loan
Disclosure of detailed information about financial instruments [line items]
Notional | $			3,700
JBIC Loan | Within one year
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions) | $			$ 2,000
Foreign currency denominated loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	579,864	1,292,239
Foreign currency denominated bonds
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	3,245,901	¥ 2,636,053
Shire
Disclosure of detailed information about financial instruments [line items]
Contingent liability - fair value of potential payments	¥ 50,882					¥ 48,599
Minimum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	3.4
Maximum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	9.8